                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kensico Capital Management

Address: 55 RailRoad Avenue
         2nd Floor
         Greenwich Ct. 06830


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anna Warshawsky
Title:   Account Manager
Phone:   (212) 713-9451


Signature, Place, and Date of Signing:

   Anna Warshawsky                  NY, NY                      08-15-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


        ITEM 1                 ITEM 2        ITEM 3     ITEM 4     ITEM 5         ITEM 6             ITEM 7          ITEM 8
-------------------------- --------------  ---------  ----------  --------- ---------------------   -------- -----------------------
                                                                                                                VOTING AUTHORITY
                                                                  SHARES OF                SHARED            -----------------------
                                             CUSIP     FAIR MKT   PRINCIPAL Sole  SHARED   OTHER    MANAGERS  Sole     Shared   None
NAME OF ISSUER             TITLE OF CLASS    NUMBER      VAL       AMOUNT   (A)    (B)      (C)                (A)      (B)     (C)
-------------------------- --------------  ---------  ----------  --------- ----  ------   ------   -------- -------   ------   ----
ACTIVCARD S A SPONSORED AD     OTC EQ      00506J107    6701064    1466316   X                        KENP   1466316
ARMSTRONG WORLD INDUSTRIES     OTC EQ       42476606     877152      45685   X                        KENP     45685
ADVANCED MICRO DEVICES INC     COMMON        7903107    3573774     206100   X                        KENP    206100
ARRIS GROUP INC                OTC EQ      04269Q100   14950227    1716444   X                        KENP   1716444
ASHLAND INC                    COMMON       44209104   16954133     235900   X                        KENP    235900
ALLEGHENY ENERGY INC           COMMON       17361106   17537988     695400   X                        KENP    695400
BROOKSTONE INC                 OTC EQ      114537103    1510400      80000   X                        KENP     80000
PUT BIOMET INC JAN 35          PUT OP      QYQFMG        334763     118500   X                        KENP    118500
BERKSHIRE HATHAWAY INC-DEL     COMMON       84670108   15614500        187   X                        KENP       187
BROOKLINE BANCORP INC          OTC EQ      11373M107    1282735      78889   X                        KENP     78889
CENTURY BUSINESS SERVICES      OTC EQ      156490104    5495850    1357000   X                        KENP   1357000
C-COR.NET CORPORATION          OTC EQ      125010108     464786      67852   X                        KENP     67852
CERIDIAN CORP                  COMMON      156779100   29005720    1489000   X                        KENP   1489000
CHURCHILL DOWNS INC            OTC EQ      171484108    3284477      77300   X                        KENP     77300
SEACOR HOLDINGS INC            COMMON      811904101   55995012     870840   X                        KENP    870840
COOPER COMPANIES INC NEW (     COMMON      216648402    2507432      41200   X                        KENP     41200
CITIZENS COMMUNICATIONS CO     COMMON      17453B101   14539392    1081800   X                        KENP   1081800
ECHOSTAR COMMUNICATIONS CO     OTC EQ      278762109   22021143     730144   X                        KENP    730144
DICKS SPORTING GOODS INC       COMMON      253393102    8080746     209400   X                        KENP    209400
DELPHI AUTOMOTIVE SYS CORP     COMMON      247126105    1521015     327100   X                        KENP    327100
BAUER EDDIE HLDGS INC          OTC EQ       71625107    3719100     128800   X                        KENP    128800
ERIE INDEMNITY CO-CL A         OTC EQ      29530P102   23582746     434705   X                        KENP    434705
FLEETWOOD ENTERPRISES INC      COMMON      339099103    6715240     661600   X                        KENP    661600
FLAMEL TECHNOLOGIES SA         OTC EQ      338488109    3312255     182947   X                        KENP    182947
FREESCALE SEMICONDUCTOR IN     COMMON      35687M107    5550842     264200   X                        KENP    264200
GEN PROBE INC                  OTC EQ      36866T103    2479002      68424   X                        KENP     68424
GSI COMMCERCE INC              OTC EQ      36238G102    7102000     424000   X                        KENP    424000
GOODYEAR TIRE & RUBBER CO      COMMON      382550101    2437938     163620   X                        KENP    163620
GETTY REALTY CORP NEW          COMMON      374297109    3121790     112700   X                        KENP    112700
HARMAN INTERNATIONAL           COMMON      413086109   47205072     580200   X                        KENP    580200
HEWITT ASSOCIATES INC          COMMON      42822Q100    4170023     157300   X                        KENP    157300
HARMONIC INC                   OTC EQ      413160102     523089     108300   X                        KENP    108300
PUT INVESTOR FIN OCT 45        PUT OP      4619155VI      93330      12200   X                        KENP     12200
PUT INVESTOR FIN OCT 40        PUT OP      461955VH      200000      50000   X                        KENP     50000
INTERGRAPH CORP                OTC EQ      458683109   74542597    2163163   X                        KENP   2163163
INFOSPACE INC                  OTC EQ      45678T201    4550926     138200   X                        KENP    138200
JAMDAT MOBILE INC              OTC EQ      47023T100    5148480     186000   X                        KENP    186000
PUT MEDTRONIC JAN 50           PUT OP      5850556MJ     682425     337000   X                        KENP    337000
ALTRIA GROUP INC               COMMON      02209S103   43471371     672307   X                        KENP    672307
NEIGHBORCARE INC               OTC EQ      64015Y104   11114338     335072   X                        KENP    335072
NTL INC DEL                    OTC EQ      62940M104   32451606     474300   X                        KENP    474300
NOVELIS INC                    COMMON      67000X106   94661616    3686200   X                        KENP   3686200
NEXTEL COMMUNICATIONS INC-     OTC EQ      65332V103   43982311    1361260   X                        KENP   1361260
OCA INC                        COMMON      67083Q101    1753664     932800   X                        KENP    932800
PHARMACEUTICAL PRODUCT         OTC EQ      717124101    5552910     118500   X                        KENP    118500
QUALCOMM INC                   OTC EQ      747525103    9893097     299700   X                        KENP    299700
R R DONNELLEY & SONS CO        COMMON      257867101    5290383     153300   X                        KENP    153300
RSA SECURITY INC               OTC EQ      749719100   12702620    1106500   X                        KENP   1106500
SHAW GROUP INC                 COMMON      820280105    1226070      57000   X                        KENP     57000
SOLUTIA INC                    OTC EQ      834376105    1506726    2575600   X                        KENP   2575600
STAAR SURGICAL CO NEW          OTC EQ      852312305     210375      42500   X                        KENP     42500
SYNAGRO TECHNOLOGIES INC       OTC EQ      871562203    1243725     257500   X                        KENP    257500
TELEWEST GLOBAL INC            OTC EQ      87956T107   30810497    1352524   X                        KENP   1352524
TIME WARNER INC                COMMON      887317105   16676580     998000   X                        KENP    998000
TXU CORP                       COMMON      873168108   11027289     132715   X                        KENP    132715
TURBOCHEF TECHNOLOGIES INC     OTC EQ      900006206     249984      13950   X                        KENP     13950
UNITEDHEALTH GROUP INC         COMMON      91324P102   11836406     227012   X                        KENP    227012
UROLOGIX INC                   OTC EQ      917273104     136395      31500   X                        KENP     31500
VISTEON CORP                   COMMON      92839U107    1452627     240900   X                        KENP    240900


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                          SUBTOTALS
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    Value Total                                  Entry Total
    -----------                                  -----------
     754639754                                        59